RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2021
Director and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party loans		$ 233		$ 239
Stockholder’s loan [Member]
Related Party Transaction [Line Items]
Interest rate	8.85%	8.85%	8.85%	8.85%
Stockholders loan benefit	$ 16	$ 8	$ 2	$ 13